STOCKHOLDERS' EQUITY (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Expected life (years)		5 years
Dividend yield	0.00%	0.00%
Minimum
Risk-free interest rates	1.34%	2.73%
Volatility	87.00%	71.00%
Expected life (years)	5 years
Maximum
Risk-free interest rates	2.41%	3.01%
Volatility	102.00%	112.00%
Expected life (years)	6 years